Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill.
Goodwill
7.	Goodwill

There is no change in the carrying amount of goodwill for the years ended December 31, 2020, 2021 and 2022.

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition.

Goodwill is not deductible for tax purposes and is assigned to the only reporting unit of the Group, which is the Atour Group. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2020, 2021 and 2022.